Financial Risk Management - Summary of Effect of Foreign Currency Derivatives Impacts and Commercial Transactions Exposures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	€ 11	€ (15)	€ (46)
Included in Unrealized (losses) / gains on foreign currency derivatives - net	(3)	17	40
Derivatives that do not qualify for hedge accounting [member] | Other gains and losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	9	(19)	(46)
Included in Unrealized (losses) / gains on foreign currency derivatives - net	(1)	16	40
Derivatives that qualify for hedge accounting [member] | Other gains and losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	(2)	3
Realized gains / (losses) in ineffective portion of derivatives	0	0	0
Derivatives that qualify for hedge accounting [member] | Revenue [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	4	1
Included in Unrealized (losses) / gains on foreign currency derivatives - net	(2)	1
Derivatives that qualify for hedge accounting [member] | Other comprehensive income (loss) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Included in Unrealized (losses) / gains on foreign currency derivatives - net	(23)	48	€ (27)
(Losses) reclassified from cash flow hedge reserve to Consolidated Income Statement	€ (2)	€ (2)